STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS: Schedule of Nonvested Restricted Stock Units Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	92,500	220,000	270,000	752,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 0.079	$ 0.076	$ 0.128	$ 0.251
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Number of Shares, Period Increase (Decrease)	400,000	350,000	250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.011	$ 0.089	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	(527,500)	(400,000)	(732,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0.026	$ 0.122	$ 0.227
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	527,500	400,000	732,000